Leases	12 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Leases	Leases
The Group’s lease portfolio consists of property leases of offices, delivery centres and vehicles. The Group adopted IFRS 16 ‘Leases’ at 1 July 2019 and applied the modified retrospective approach. For details of accounting policies refer to note 3.
Disclosure required by IFRS 16
As a lessee:
Right-of-use assets
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during year ended 30 June 2022:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2021	£57,019	£174	£57,193
Additions	3,640	47	3,687
Disposals	(787)	(58)	(845)
Derecognition as a result of subleases	(423)	—	(423)
Modifications (1)	1,433	(3)	1,430
Depreciation charge	(10,878)	(80)	(10,958)
Impairment charge	(214)	—	(214)
Effect of foreign exchange translations	946	2	948
As at 30 June 2022	£50,736	£82	£50,818
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also remeasured to reflect this change.
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during year ended 30 June 2021:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2020	£51,134	£—	£51,134
Additions	27,503	243	27,746
Disposals	(1,751)	(6)	(1,757)
Derecognition as a result of subleases	(122)	—	(122)
Modifications (1)	(2,553)	—	(2,553)
Depreciation charge	(10,390)	(59)	(10,449)
Impairment charge	(1,697)	—	(1,697)
Effect of foreign exchange translations	(5,105)	(4)	(5,109)
As at 30 June 2021	£57,019	£174	£57,193
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also remeasured to reflect this change.
Lease liabilities
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2022:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2021	£63,510	£175	£63,685
Additions	3,640	44	3,684
Disposals	(1,021)	(58)	(1,079)
Modifications(1)	1,428	(3)	1,425
Interest	1,126	2	1,128
Payments	(13,722)	(83)	(13,805)
Effect of foreign exchange revaluation and translations	855	4	859
As at 30 June 2022	£55,816	£81	£55,897
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2021:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2020	£53,365	£—	£53,365
Additions	28,408	243	28,651
Disposals	(1,841)	(6)	(1,847)
Modifications(1)	(2,500)	—	(2,500)
Interest	1,176	2	1,178
Payments	(11,768)	(60)	(11,828)
Effect of foreign exchange revaluation and translations	(3,330)	(4)	(3,334)
As at 30 June 2021	£63,510	£175	£63,685
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.
The potential impact of lease covenants is considered to be immaterial.
The maturities of the Group’s lease liabilities for the year ending 30 June 2022 are as follows:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Less than 1 year	11,846	52	11,898
1 to 5 years	33,203	30	33,233
More than 5 years	14,710	—	14,710
Total undiscounted lease liabilities	59,759	82	59,841

Lease liabilities included in the balance sheet	55,816	81	55,897
Analysed as :
Current	11,846	52	11,898
Non-current	43,970	29	43,999
The maturities of the Group’s lease liabilities for the year ending 30 June 2021 are as follows:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Less than 1 year	13,446	97	13,543
1 to 5 years	35,869	78	35,947
More than 5 years	18,653	—	18,653
Total undiscounted lease liabilities	67,968	175	68,143

Lease liabilities included in the balance sheet	63,510	175	63,685
Analysed as :
Current	13,446	97	13,543
Non-current	50,064	78	50,142

Income Statement Impact
The following items have been recognised in the Consolidated statement of comprehensive income for the current and prior year:

2022	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Depreciation on right-of-use assets	£10,878	£80	£10,958
Impairment of right-of-use assets	214	—	214
Interest expense on lease liabilities	1,126	2	1,128
Expense related to short-term leases	691	97	788
Loss from sub-leasing right-of-use assets	132	—	132
Gain on disposal of leases	(187)	—	(187)
Fair value movement of financial assets	(7)	—	(7)
Total	£12,847	£179	£13,026

2021	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Depreciation on right-of-use assets	£10,390	£59	£10,449
Impairment of right-of-use assets	1,697	—	1,697
Interest expense on lease liabilities	1,176	2	1,178
Expense related to short-term leases	530	85	615
Gain on disposal of leases	(56)	—	(56)
Fair value movement of financial assets	(17)	—	(17)
Total	£13,720	£146	£13,866
The total Group cash outflow for leases as a lessee in the year was £13.8 million (2021: £11.8 million).
Contractual Obligations and Commitments
The following table summarises our commitments to settle contractual obligations as of 30 June 2022 and the effect such obligations are expected to have our liquidity and cash flows:

	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years	Total
	(in thousands)
Lease liabilities	£11,898	£19,177	£14,056	£14,710	£59,841
Short-term leases	840	—	—	—	840
Leases contracted, but not yet commenced	1,247	5,243	4,201	2,634	13,325
Total	£13,985	£24,420	£18,257	£17,344	£74,006
As of 30 June 2022, the Group has property leases that expire at various dates through October 2031.
As a lessor:
During 2021 and 2022, the Group entered into arrangements to sub-lease certain office spaces that have been presented as part of a right-of-use asset. This has been classified as a finance sub-lease. The Group recognised a loss of £0.1 million (2021: nil ) on the derecognition of the right-of-use asset pertaining to the office space, which has been presented within Finance expense.
During 2022, the Group recognised interest income on lease receivables of £0.01 million (2021: £0.02 million).
The total Group cash inflow for leases as a lessor in the year was £0.6 million (2021: £0.6 million)
During the year the investment in finance lease receivable decreased by £0.6 million due to payments received, net off by interest income and additions in the year £0.3 million (2021: £0.5 million).
The following table sets out the maturity analysis of lease payments receivable for sub-leases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable.

	Finance leases 2022 £’000	Finance leases 2021 £’000
Less than 1 year	427	563
1 to 2 years	51	172
2 to 3 years	—	—
3 to 4 years	—	—
4 to 5 years	—	—
More than 5 years	—	—
Total undiscounted lease payments receivable	478	735
Unearned finance income	—	9
Net investment in finance lease receivable	478	744